SUBSEQUENT EVENTS (Details) (BRINGG [Member], USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Jan. 31, 2015
Subsequent Event [Line Items]
Payments to equity interest	$ 1.4
Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership percentage acquired, equity method		13.30%
Payments to equity interest		$ 1.1